Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Collections of Note Receivable (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Collections Due by Period
December 31, 2019	$ 193
December 31, 2020	113
December 31, 2021	202
December 31, 2022	38
December 31, 2023	129
Total future minimum note receivable collections	675
Less: amount representing interest	(73)
Present value of future minimum Note receivable collections	$ 602	$ 818